DISCONTINUED OPERATIONS (Details) (OBO [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
OBO [Member]
Per Statement of Operations:
Operating revenues	$ 0	$ (260)	$ 0	$ 1,840
Loss on lease termination	0	0	0	(847)
Net loss	$ 0	$ (481)	$ 0	$ (1,030)